Goodwill - Summary of Changes in Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Balance at beginning of the year	¥ 1,803,415		¥ 1,803,415
Goodwill acquired during the year	16,511
Impairment loss	¥ (1,819,926)	$ (263,864)	0	¥ 0
Balance at ending of the year			¥ 1,803,415	¥ 1,803,415